[Aetna Logo]                                               151 Farmington Avenue
[Aetna Letterhead]                                      Hartford, CT  06156-8975


                                                           KATHERINE K. GAUDREAU
                                                           Senior Paralegal
                                                           AFS Law, TS31
  December 15, 2000                                        (860) 273-3892
                                                           Fax:  (860) 273-3004

  Securities and Exchange Commission
  450 Fifth Street, N.W.
  Washington, DC  20549

  Attention:  Filing Desk

  RE: AETNA LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE ANNUITY ACCOUNT C POST-EFFECTIVE AMENDMENT NO. 23 TO REGISTRATION STATEMENT ON FORM N-4
       PROSPECTUS TITLE: MULTIPLE SPONSORED RETIREMENT OPTIONS 403(b), 457, 401(a), AND 401(k)
       FILE NOS.: 333-01107* AND 811-2513
       RULE 497(j) FILING

  Ladies and Gentlemen:

  Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement dated December 14, 2000 contained in Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 ("Amendment No. 23") for Variable Annuity Account C of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 23 which was filed on December 13, 2000 and declared effective on December 14, 2000. The text of Amendment No. 23 was filed electronically.

  If you have any questions regarding this submission, please call the undersigned at 860-273-3892.

  Very truly yours,

  /s/ Katherine K. Gaudreau

  Katherine K. Gaudreau




------------------------------
  * Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration
  Statements: 33-88720, 33-75964 (which had included a combined prospectus for earlier Registration Statements: 33-75958, 33-75960, and 33-75994); 33-75986
  (which had included a combined prospectus for earlier Registration
  Statements: 33-75970, 33-75954, and 33-75956); 33-75982 (which had included a combined prospectus for earlier Registration Statements: 33-75986, 33-75966, 33-75990, and the individual deferred compensation contracts covered by Registration Statement No. 33-75992); and 33-91846 (which had included a combined prospectus for earlier Registration Statement: 33-75976).